Short-term bank loan	12 Months Ended
Dec. 31, 2018
Short-term Debt, Other Disclosures [Abstract]
Short-term Debt [Text Block]
Note 13 - Short-term bank loan

On November 30, 2018, the Company obtained banking facilities from Alpen Baruch Bank for loans with a maximum amount of $0.2 million to November 29, 2019. The banking facilities were guaranteed by a subsidiary of the Company. The Company agrees not to pledge or sell its tangible or intangible assets to any party without the approval of Alpen Baruch Bank.